RESERVES (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Safety fund reserve	¥ 0	¥ 0
CNOOC China Limited [member]
General reserve fund	¥ 57,504,000,000	¥ 57,504,000,000